Exceptional items (Tables)	12 Months Ended
Oct. 31, 2021
Exceptional items [Abstract]
Exceptional Items

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Reported within Operating loss:	Note	$m	$m	$m
Integration costs		98.0	152.6	245.9
Divestiture and acquisition costs		3.6	0.2	3.6
Property-related costs		11.1	15.2	16.3
Severance and legal costs		27.3	33.7	32.1
Legal settlement and associated costs		75.4	-	-
Other restructuring costs		31.7	10.7	-
Goodwill impairment		-	2,799.2	-
Gain on disposal of Atalla		-	-	(3.7)
Exceptional costs before tax		247.1	3,011.6	294.2

Tax effect of exceptional items		(76.3)	(38.7)	(54.3)

Reported within profit from discontinued operation (attributable to equity shareholders of the Company):

(Gain)/loss on disposal of discontinued operation	30	(10.7)	2.2	(1,458.5)

Exceptional costs/(profit) after tax		160.1	2,975.1	(1,218.6)